CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Assets
Accounts receivable allowances	$ 460,155	$ 483,349	$ 381,234
Stockholders Equity
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, authorized	25,000,000	25,000,000	25,000,000
Common stock, issued	13,976,059	13,477,803	7,982,704
Common stock, outstanding	13,976,059	13,477,803	7,982,704